Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit for the year	$ 235,467	$ 433,935	$ 45,160
Adjustments for:
Depreciation and amortization	21,342	21,342	23,596
Reversal of credit losses recognized on accounts receivable	0	(190)	0
Gain on disposal of subsidiary	(10,694)	0	0
Share-based compensation expenses	3,096	700	763
Gains on disposal of property, plant and equipment, net	0	(147)	(244)
Changes in fair value of financial assets at fair value through profit or loss	(1,246)	284	(472)
Interest income	(4,813)	(876)	(967)
Finance costs	2,783	1,074	1,705
Income tax expense	41,098	110,657	11,712
Share of losses of associates	743	1,392	638
Inventories write downs	22,211	9,448	11,919
Unrealized foreign currency exchange gains	(2,883)	(953)	(239)
cash flows from operating activities before changes in operating Capital	307,104	576,666	93,571
Changes in:
Accounts receivable (including related parties)	146,870	(166,395)	(78,297)
Inventories	(194,544)	(99,341)	24,772
Other receivable from related parties	(7)	(17)	0
Other current assets	10,099	(7,633)	(2,881)
Other non-current assets	0	(19,460)	0
Accounts payable (including related parties)	(124,870)	74,954	57,335
Other payable to related parties	927	(931)	352
Contract liabilities	1,283	41,262	4,720
Other current liabilities	1,831	13,736	1,134
Other non-current liabilities	3,972	(4,697)	5,350
Cash generated from operating activities	152,665	408,144	106,056
Interest received	4,525	852	1,066
Interest paid	(2,783)	(1,074)	(1,811)
Income tax paid	(71,499)	(19,646)	(2,701)
Net cash provided by operating activities	82,908	388,276	102,610
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(11,797)	(7,562)	(5,786)
Proceeds from disposal of property, plant and equipment	0	0	249
Acquisitions of intangible assets	(331)	(468)	(87)
Acquisitions of financial assets at amortized cost	(8,763)	(25,362)	(3,829)
Proceeds from disposal of financial assets at amortized cost	25,823	8,011	6,735
Acquisitions of financial assets at fair value through profit or loss	(108,374)	(23,417)	(19,743)
Proceeds from disposal of financial assets at fair value through profit or loss	110,283	29,141	12,068
Proceeds from disposal of subsidiary	14,769	0	0
Proceeds from disposal of financial assets at fair value through other comprehensive income	96	0	0
Acquisition of a subsidiary, net of cash acquired	0	0	1,302
Proceeds from capital reduction of investment	0	151	32
Acquisitions of equity method investments	(3,264)	(598)	(792)
Increase in refundable deposits	(6,144)	(213,056)	(13,992)
Releases (pledges) of restricted deposit	2,700	(2,595)	(8)
Cash received in advance from disposal of land	0	3,075	1,486
Net cash provided by (used in) investing activities	14,998	(232,680)	(22,365)
Cash flows from financing activities:
Payments of cash dividends	(217,873)	(47,424)	(4)
Proceeds from issuance of new shares by subsidiaries	487	0	884
Purchases of subsidiary shares from noncontrolling interests	(301)	(1,627)	0
Proceeds from short-term unsecured borrowings	0	15,000	208,137
Repayments of short-term unsecured borrowings	0	(15,000)	(265,355)
Proceeds from long-term unsecured borrowings	40,000	0	60,000
Repayments of long-term unsecured borrowings	(46,000)	(6,000)	(1,500)
Proceeds from short-term secured borrowings	1,212,700	611,600	278,000
Repayments of short-term secured borrowings	(994,800)	(564,200)	(338,000)
Release (pledge) of restricted deposit	(217,900)	(47,400)	60,000
Payment of lease liabilities	(4,294)	(4,668)	(2,608)
Guarantee deposits received	16,913	54,050	0
Proceeds from exercise of employee stock options	0	1,182	3,707
Net cash provided by (used in) financing activities	(211,068)	(4,487)	3,261
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1,281)	(23)	377
Net increase (decrease) in cash and cash equivalents	(114,443)	151,086	83,883
Cash and cash equivalents at beginning of year	336,024	184,938	101,055
Cash and cash equivalents at end of year	$ 221,581	$ 336,024	$ 184,938